7. FAIR VALUE MEASUREMENTS (Details 2) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Fair Value Measurements Details 2
Balance at Jenuary 1, 2013			$ 0	$ 0		$ 0
February 14, 2013			4,505,605
August 14, 2013			328,561
August 15, 2013			9,201,487
Total value upon issuance			14,035,653
Change in fair value of common stock warrant liability	5,803,054	0	8,198,672	0	0	0	8,198,672
Balance at June 30, 2013	$ 22,234,325		$ 22,234,325		$ 0	$ 0	$ 22,234,325